Financial risk management - Market risk - Currency risk transaction risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial risk management
USD/SEK exchange rate - increase (in percent)	3.00%	3.00%
USD/SEK exchange rate - decrease (in percent)	3.00%	3.00%
Sensitivity Analysis Base Risk Assumption	3.00%
Currency risk
Financial risk management
(Increase)/decrease in loss before tax due to increase in risk component	$ 908	$ (1,016)
(Increase)/decrease in loss before tax due to decrease in risk component	(908)	1,016
Currency risk | Trade receivables
Financial risk management
Net foreign currency position	690	30
Currency risk | Trade Payables
Financial risk management
Net foreign currency position	378
Currency risk | United States of America, Dollars | Trade receivables
Financial risk management
Net foreign currency position	31,641	22,683
Currency risk | United States of America, Dollars | Trade Payables
Financial risk management
Net foreign currency position	2,918	2,740
Currency risk | United States of America, Dollars | Interest Bearing Loans and Borrowings
Financial risk management
Net foreign currency position		58,359
Currency risk | Euro Member Countries, Euro | Trade receivables
Financial risk management
Net foreign currency position	6,517	3,722
Currency risk | Euro Member Countries, Euro | Trade Payables
Financial risk management
Net foreign currency position	1,379	305
Currency risk | Euro Member Countries, Euro | Interest Bearing Loans and Borrowings
Financial risk management
Net foreign currency position		5,454
Currency risk | United Kingdom, Pounds | Trade receivables
Financial risk management
Net foreign currency position	1,695	1,587
Currency risk | United Kingdom, Pounds | Trade Payables
Financial risk management
Net foreign currency position	$ 219	$ 219